UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     John Kornreich

Address:  767 Fifth Avenue, 45th Floor
          New York, New York 10153

13F File Number: 28-02461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kornreich
Title:  N/A
Phone:  212-754-8100

Signature, Place and Date of Signing:


  /s/ John Kornreich             New York, New York           11/11/02
-----------------------         --------------------          --------
     [Signature]                   [City, State]               [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28- 06285                       Sandler Capital Management
     -----------------------         --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:   $15,506
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                                                           JOHN KORNREICH
                                                         September 30, 2002


                                                                                                                        AUTHO-
                                                            VALUE      SHARES/   SH/  PUT/  INVSTMT     OTHER    VOTING RITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      x($1000)    PRN AMT   PRN  CALL  DISCRETN  MANAGERS  SOLE    SHARED  NONE
--------------                  --------------  -----      --------    -------   ---  ----  --------  --------  ----    ------  ----
AMC ENTMT INC COM               COMMON STOCK      1669100       296      40000    SH           SOLE    NONE     40000   0      0
AOL TIME WARNER                 COMMON STOCK    00184A105      1921     164200    SH           SOLE    NONE    164200   0      0
ASCENTIAL SOFTWARE CORP COM     COMMON STOCK    04362P108       104      56000    SH           SOLE    NONE     56000   0      0
AT&T CORP COM                   COMMON STOCK      1957109       309      25689    SH           SOLE    NONE     25689   0      0
AT&T WIRELESS SERVICES INC      COMMON STOCK    00209A106       281      68266    SH           SOLE    NONE     68266   0      0
BELO CORPORATION COM STK        COMMON STOCK     80555105      1641      75000    SH           SOLE    NONE     75000   0      0
CABLEVISION NY GROUP CLASS A    COMMON STOCK    12686C109       768      84773    SH           SOLE    NONE     84773   0      0
CHARTER COM INC. CLASS A COM S  COMMON STOCK    16117M107       149      80000    SH           SOLE    NONE     80000   0      0
CISCO SYS INC COM               COMMON STOCK    17275R102       236      22500    SH           SOLE    NONE     22500   0      0
COMCAST CORP CL A SPECIAL       COMMON STOCK    200300200      1836      88000    SH           SOLE    NONE     88000   0      0
COX COMMUNICATIONS INC          COMMON STOCK    224044107       861      35000    SH           SOLE    NONE     35000   0      0
ECHOSTAR COMMUNICATIONS CORP    COMMON STOCK    278762109       346      20000    SH           SOLE    NONE     20000   0      0
FOX ENTERTAINMENT GROUP INC CL  COMMON STOCK    35138T107       936      42500    SH           SOLE    NONE     42500   0      0
LIBERTY MEDIA CORP NEW          COMMON STOCK    530718105      1657     230792    SH           SOLE    NONE    230792   0      0
MEDIACOM COMMNCTNS CORP         COMMON STOCK    58446K105       161      30000    SH           SOLE    NONE     30000   0      0
MEMBERWORKS INC COM             COMMON STOCK    586002107       174      10000    SH           SOLE    NONE     10000   0      0
MICROSOFT CORP COM              COMMON STOCK    594918104       437      10000    SH           SOLE    NONE     10000   0      0
MILLICOM INTL CELLULAR S A COM  COMMON STOCK    L6388F102        19      29300    SH           SOLE    NONE     29300   0      0
NEXTEL COMMUNICATIONS INC       COMMON STOCK    65332V103       491      65000    SH           SOLE    NONE     65000   0      0
PAXSON COMMUNICATIONS CORP      COMMON STOCK    704231109        66      30000    SH           SOLE    NONE     30000   0      0
PRIMEDIA INC COM STK            COMMON STOCK    74157K101        70      50000    SH           SOLE    NONE     50000   0      0
UNITEDGLOBALCOM INC CL-A COM    COMMON STOCK    913247508        33      20000    SH           SOLE    NONE     20000   0      0
UNIVISION COMMUNICAT IONS INC   COMMON STOCK    914906102       228      10000    SH           SOLE    NONE     10000   0      0
VIACOM INC CL B COM             COMMON STOCK    925524308      1466      36150    SH           SOLE    NONE     36150   0      0
VIVENDI SPONSORED ADR           ADRS STOCKS     92851S204       194      17000    SH           SOLE    NONE     17000   0      0
VODAFONE GROUP PLC ADR          ADRS STOCKS     92857W100       712      55500    SH           SOLE    NONE     55500   0      0
WESTERN WIRELESS CORP           COMMON STOCK    9.60E+208        27      10000    SH           SOLE    NONE     10000   0      0
YOUNG BROADCASTING INC CL A     COMMON STOCK    987434107        87      10000    SH           SOLE    NONE     10000   0      0
                                                              15506
                                                           (thousands)


71200.0131 #361445